Allowance for impairment losses (Tables)	6 Months Ended
Jun. 30, 2018
Allowance for impairment losses.
Schedule of allowance for impairment losses

	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
In respect of drawn balances

Balance at 31 December 2017				2,227
Adjustment for IFRS 9 (note 22)				1,033

Balance at 1 January 2018	567	1,105	1,588	3,260
Exchange and other adjustments	—	10	28	38
Advances written off	—	—	(795)	(795)
Recoveries of advances written off in previous years	—	—	113	113
Charge to the income statement	(56)	(142)	668	470

	511	973	1,602	3,086
In respect of undrawn balances

Balance at 31 December 2017				30
Adjustment for IFRS 9 (note 22)				243

Balance at 1 January 2018	147	126	—	273
Exchange and other adjustments	(15)	(16)	21	(10)
Charge to the income statement	10	(36)	11	(15)

	142	74	32	248

At 30 June 2018	653	1,047	1,634	3,334

In respect of:

Loans and advances to banks	1	—	—	1
Loans and advances to customers (note 10)	510	965	1,581	3,056
Debt securities	—	—	19	19
Other assets	—	8	2	10

Drawn balances	511	973	1,602	3,086
Provisions in relation to loan commitments and financial guarantees	142	74	32	248

Total allowance for impairment losses	653	1,047	1,634	3,334